LONG-TERM INVESTMENTS	9 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS

7. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	March 31,	December 31,
	2024	2024
	RMB	RMB

Equity investments accounted for using the measurement alternative
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	279,300	-

Total long-term investments	279,300	-

Investment in Jincheng

Investment in Jincheng represents an investment of 19% ordinary equity interest in a professional consumer financial service company. As the Group could not execute significant influence over Jincheng, the Group accounted for the investment using the alternative method measurement, and no m easurement events were identified during the fiscal year ended March 31, 2023. In July 2022 and June 2023, the Group received cash dividends from Jincheng amounting to RMB10.4 million and RMB12.0 million.

In November 2022, the Group entered into a definitive agreement with a third-party, pursuant to which the equity interest of Jincheng with carrying amount of RMB282.8 million was pledged to obtain a loan with RMB292.0 million principal bearing 5% annum interest rate, and due in December 2024 (Note 8).

In January 2024, the Group entered into an equity transfer agreement with a third party for the disposal of the investment at a cash consideration of RMB271.3 million. The transaction will be terminated if the sale of investment is not approved by the government. Given the uncertainty of the approval, the Company did not derecognize the investment as of March 31, 2024 until the approval and the sale of investment was subsequently completed in April 2024. As the cash consideration of RMB271.3 million received and cash dividend of RMB8.0 million expected to be received in July 2024 is lower than the carrying value of the investment of RMB282.8 million as of March 31, 2024, the Group recognized the impairment provision of approximately RMB3.5 million against the carrying value of the investment, and the impairment was recorded in “other expenses” in the Group’s Consolidated Statements of Comprehensive Loss for the fiscal year ended March 31, 2024. As of the settlement date in April 2024, the Group derecognized the investment with a carrying value of RMB279.3 million with no gains/losses from the disposal recognized, and the proceeds from such disposal were used to repay the long-term loan (Note 8) that this investment was pledged to.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)